Loss per Share and Series A, B & C Warrants (Details) - $ / shares	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Class of Warrant or Right [Line Items]
Beginning Warrants Price	$ 0.001588	$ 0.001866	$ 0.000334
Series C warrants issued with $25,000 offering			0.002046
Warrants cashless exercised	(0.000134)	(0.000278)	(0.000514)
Ending Warrants Price	0.001454	0.001588	0.001866
Series A Warrants [Member]
Class of Warrant or Right [Line Items]
Beginning Warrants Price		0.000222	0.000222
Warrants cashless exercised		(0.000222)
Ending Warrants Price			0.000222
Series B Warrants [Member]
Class of Warrant or Right [Line Items]
Beginning Warrants Price		0.000044	0.000112
Warrants cashless exercised		(0.000044)	(0.000068)
Ending Warrants Price			0.000044
Series C Warrants [Member]
Class of Warrant or Right [Line Items]
Beginning Warrants Price	0.001588	0.0016
Series C warrants issued with $25,000 offering			0.002046
Warrants cashless exercised	(0.000134)	(0.000012)	(0.000446)
Ending Warrants Price	$ 0.001454	$ 0.001588	$ 0.0016